Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Pretax estimated actuarial loss (gain) that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	$ 146
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pretax estimated actuarial loss (gain) that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	(6)
Pretax estimated prior service cost (credit) for pension plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	$ (3)